Northern Lights Fund Trust II

AIS Tactical Asset Allocation Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the AIS Tactical Asset Allocation Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 26, 2012 (SEC Accession No. 0000910472-12-001918).